SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2013
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Property and Equipment Useful Lives

The annual depreciation rates are as follows:

%

Computer equipment	33
Office furniture and laboratory equipment	7 - 15 (mainly 15)
Leasehold improvement	Over the shorter of the lease term or useful economic life

Schedule of Stock-Based Compensation Assumptions
	Year ended December 31,
	2013	2012	2011

Dividend yield	0%	0%	0%
Expected volatility	119%	122%	88%
Risk-free interest	1.48%	1.12%	1.2%
Expected life	4.5-6.25 years	6.25 years	5-6 years